UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Commodity Trading Advisors - Managed Futures
BlueTrend Fund L.P.	9/1/2011	$10,000,000	$10,016,248	1.52%
GSA Quantitative Futures Partners, L.P.	6/1/2011	10,009,842	9,639,299	1.47

Total Commodity Trading Advisors - Managed Futures		20,009,842	19,655,547	2.99

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	58,167	10,766	0.00

Total Distressed		58,167	10,766	0.00

Equity Long/Short - High Hedge
Ascend Partners Fund II LP	2/1/2010	14,093,220	14,315,637	2.18
Diamondback Partners, LP	3/1/2010	352,487	352,494	0.05
HealthCor, L.P.	7/1/2011	14,750,000	13,286,362	2.02
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,965,308	2,342,911	0.36
Millennium USA, L.P.	8/1/2008	34,652,775	45,459,524	6.91
Prism Partners III Leveraged, L.P.	6/1/2008	15,196,047	17,991,050	2.74

Total Equity Long/Short - High Hedge		81,009,837	93,747,978	14.26

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Equity Long/Short - Opportunistic
Amiya Global Emerging Opportunities Fund, L.P.	7/1/2011	$12,500,000	$13,819,569	2.10%
GEM Realty Securities, L.P.	6/1/2011	10,000,000	9,110,179	1.38
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	9,117,312	12,455,074	1.89
Karsch Capital II, LP	5/1/2004	11,498,754	14,699,297	2.24
Lansdowne Global Financials Fund, L.P.	10/1/2004	8,386,044	13,730,083	2.09
Lansdowne UK Equity Fund, L.P.	5/1/2009	12,506,418	12,815,429	1.95
Pelham Long/Short Fund LP	11/1/2009	15,844,178	17,102,660	2.60
Seligman Tech Spectrum Fund LLC	9/1/2009	17,558,830	17,964,547	2.73
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	17,164,820	15,002,597	2.28

Total Equity Long/Short - Opportunistic		114,576,356	126,699,435	19.26

Event Driven Credit
Chatham Asset Partners Special Situations Fund, L.P.	8/1/2010	17,796,638	17,441,936	2.65
Q Funding III, L.P.	7/1/2002	22,167,469	21,425,887	3.26

Total Event Driven Credit		39,964,107	38,867,823	5.91

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Macro
BlueCrest Capital L.P.	7/1/2011	$13,500,000	$13,702,307	2.08%
Brevan Howard L.P.	8/1/2004	10,582,879	26,073,022	3.97
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	13,717,507	20,128,590	3.06
Discovery Global Opportunity Partners, L.P.	9/1/2009	18,828,013	26,873,812	4.09
Global Ascent Ltd.	4/1/2011	9,962,262	9,266,648	1.41
Graham Global Investment Fund Ltd.	4/1/2011	15,009,635	14,853,598	2.26
GSA Composite Alpha Partners L.P.	9/1/2008	361,588	346,822	0.05
Meru US HFF, LP	12/1/2009	20,000,000	22,105,037	3.36
Pharo Macro Fund, Ltd.	4/1/2010	13,347,537	12,901,467	1.96
QFR Victoria Fund, Ltd.	10/1/2009	14,311,459	16,776,440	2.55
Tudor BVI Global Fund L.P. (The)	7/1/2010	13,632,133	15,605,024	2.37

Total Macro		143,253,013	178,632,767	27.16

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	2/1/2011	17,349,121	20,402,269	3.10
SPM Core Fund, L.P.	4/1/2011	15,000,000	16,345,083	2.49

Total Mortgage Arbitrage		32,349,121	36,747,352	5.59

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	7/1/2002	$1,618,537	$1,535,479	0.23%
HBK Fund II L.P.	11/1/2009	12,347,007	19,466,272	2.96
KLS Diversified Fund LP	7/1/2010	18,438,610	19,636,712	2.99
Magnetar Capital Fund II LP	1/1/2010	29,239,819	28,019,124	4.26
QVT Associates II LP	7/1/2009	14,958,876	19,158,797	2.91

Total Multi-Strategy		76,602,849	87,816,384	13.35

Relative Value Credit
Bell Point Credit Opportunities Fund, LP	5/1/2011	10,000,000	7,973,778	1.21

Total Relative Value Credit		10,000,000	7,973,778	1.21

Restructurings and Value
Castlerigg Partners L.P.	5/1/2007	45,819	31,701	0.01
Owl Creek Overseas Fund, Ltd.	10/1/2009	20,000,000	17,583,856	2.67

Total Restructurings and Value		20,045,819	17,615,557	2.68

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Statistical Arbitrage
GSA Alpha Capture, L.P.	3/1/2011	$10,010,163	$10,092,179	1.54%
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	18,233,649	20,334,606	3.09

Total Statistical Arbitrage		28,243,812	30,426,785	4.63

Total Investments in Investment Funds		566,112,923	638,194,172	97.04

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.09%		59,674,808	59,674,808	9.07

Total Short-Term Investments		59,674,808	59,674,808	9.07

Total Investments in Investment Funds and Short-Term Investments		$625,787,731	697,868,980	106.11

Liabilities in excess of Other Assets			(40,193,005)	(6.11)

Total Partners’ Capital			$657,675,975	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP
Schedule of Investments (Unaudited) (continued)
September 30, 2011

Strategy Allocation	Percent of Partners’ Capital
Macro	27.16%
Equity Long/Short - Opportunistic	19.26
Equity Long/Short - High Hedge	14.26
Multi-Strategy	13.35
Short-Term Investments	9.07
Event Driven Credit	5.91
Mortgage Arbitrage	5.59
Statistical Arbitrage	4.63
Commodity Trading Advisors - Managed Futures	2.99
Restructurings and Value	2.68
Relative Value Credit	1.21
Distressed	0.00

Total Investments in Investment Funds and Short-Term Investments	106.11%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. The Adviser values the Partnership’s investments based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for the investments held by the Partnership been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments.

The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

•

Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments, fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2011 to September 30, 2011, the Partnership did not have any transfers between Levels 1 and 2.

The following is a summary of the inputs used for investment tranches as of September 30, 2011 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors -Managed Futures	$—	$19,655,547	$—	$19,655,547
Distressed	—	—	10,766	10,766
Equity Long/Short - High Hedge	—	34,649,598	59,098,380	93,747,978
Equity Long/Short - Opportunistic	—	126,699,435	—	126,699,435
Event Driven Credit	—	17,441,936	21,425,887	38,867,823
Macro	—	178,285,945	346,822	178,632,767
Mortgage Arbitrage	—	36,747,352	—	36,747,352
Multi-Strategy	—	19,636,712	68,179,672	87,816,384
Relative Value Credit	—	—	7,973,778	7,973,778
Restructurings and Value	—	17,583,856	31,701	17,615,557
Statistical Arbitrage	—	30,426,785	—	30,426,785

Total Investment Funds	$—	$481,127,166	$157,067,006	$638,194,172

Short-Term Investments	$—	$59,674,808	$—	$59,674,808

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of December 31, 2010	Transfers into Level 3*	Transfers out of Level 3	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Purchases	Distributions/ sales	Balance as of September 30, 2011
Investment Funds
Convertible Arbitrage	$1,213	$—	$—	$(1,211,996)	$1,211,996	$—	$(1,213)	$—
Distressed	105,212,702	—	—	1,423,846	3,167,257	—	(109,793,039)	10,766
Equity Long/Short - High Hedge	81,551,029	352,487	—	9,669,307	(6,746,556)	14,750,000	(40,477,887)	59,098,380
Equity Long/Short - Opportunistic	19,134,033	—	—	3,937,514	(5,375,670)	—	(17,695,877)	—
Event Driven Credit	63,889,122	—	—	(33,267,474)	30,975,622	—	(40,171,383)	21,425,887
Macro	347,819	—	—	—	(997)	—	—	346,822
Multi-Strategy	252,377,105	1,880,774	—	26,405,749	(19,675,032)	1,239,772	(194,048,696)	68,179,672
Relative Value Credit	—	—	—	—	(2,026,222)	10,000,000	—	7,973,778
Restructurings and Value	10,141,936	—	—	(1,467,124)	1,753,154	—	(10,396,265)	31,701
Statistical Arbitrage	84,037	—	—	(7,966)	7,955	—	(84,026)	—
Total Investment Funds	$532,738,996	$2,233,261	$—	$5,481,856	$3,291,507	$25,989,772	$(412,668,386)	$157,067,006

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2011
Investment Funds
Distressed	$(3,341)
Equity Long/Short - High Hedge	(495,143)
Event Driven Credit	880
Macro	(997)
Multi-Strategy	(3,891,422)
Relative Value Credit	(2,026,222)
Restructurings and Value	218,258

Total Investment Funds	$(6,197,987)

*	Transfers into Level 3 of $352,487 are due to transfers of Investment Fund interests into other Investment Fund interests managed by the same Investment Fund manager. Transfers into Level 3 of $1,880,774 are due to changes in the Partnership’s ability to fully redeem investment tranches, based on changes to the available redemption date for each applicable investment tranche.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 28, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 28, 2011

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 28, 2011